Short-term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022 $	2021 $
Bank balances	146,656,326	35,288,761
Cash on hand	3,869	191

Cash and cash equivalents	146,660,195	35,288,952